Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 026 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Financial Statements to Form 5500 [Abstract]
Net assets available for benefits per the financial statements	$ 45,799,664	$ 37,948,750
Common collective trust fund market adjustment	(21,186)	(75,468)
Net assets available for benefits per the Form 5500	45,778,478	$ 37,873,282
Net increase in net assets available for benefits per the financial statements	7,850,914
Common collective trust fund market adjustment	54,282
Net increase in net assets available for benefits per the Form 5500	$ 7,905,196